SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

25. SHARE-BASED COMPENSATION

In March 2006, the Company adopted a share incentive plan, or the Plan. The purpose of the Plan is to promote the success and enhance the value of the Company by linking the personal interests of the directors, employees and consultants to those of the shareholders and providing the directors, employees and consultants with an incentive for outstanding performance to generate superior returns to the shareholders. The Plan is also intended to motivate, attract and retain the services of the directors, employees and consultants upon whose judgment, interest and effort the successful conduct of the Company’s operations is largely dependent. In September 2010, the shareholders approved an amendment to the Plan to increase the maximum number of common shares which may be issued pursuant to all awards of options, restricted shares and RSUs under the Plan to the sum of (i) 2,330,000 plus (ii) the sum of (a) 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and (b) 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. The Plan will expire on, and no awards may be granted after, May 8, 2021. Under the terms of the Plan, options are generally granted with an exercise price equal to the fair market value of the Company’s ordinary shares and expire ten years from the date of grant.

Options to Employees

During the year ended December 31, 2019, 103,723 options were exercised with a weighted average exercise price of $8.47. The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 was $605, $256 and $1,422, respectively. As of December 31, 2019, there were 120,779 options outstanding with a weighted average exercise price of $10.97 and weighted average remaining contract terms of 1 year. The intrinsic value of outstanding options as of December 31, 2019 was $1,344.

25. SHARE-BASED COMPENSATION (Continued)

RSUs to Employees

The Company granted 1,033,001, 759,702 and 706,637 RSUs to employees in 2017, 2018 and 2019, respectively. The RSUs entitle the holders to receive the Company’s common shares upon vesting. The RSUs were granted for free and generally vest over periods from one to four years based on the specific terms of the grants. The fair market value of the Company’s ordinary shares at the date of grant resulted in total compensation cost of approximately $13.3 million, $10.2 million and $12.2 million that will be recognized ratably over the vesting period for the RSUs granted in 2017, 2018 and 2019, respectively. In the years ended December 31, 2017, 2018 and 2019, the Company recognized $9,314, $10,258 and $10,682 in compensation expense associated with these awards, respectively.

As of December 31, 2019, there was $20,507 of total unrecognized share-based compensation related to unvested RSUs, which is expected to be recognized over a weighted-average period of 2.27 years.

A summary of the RSU activity is as follows:

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		$
Unvested at January 1, 2019	1,781,271	14.18
Granted	706,637	18.05
Vested	(696,853)	15.40
Forfeited	(131,288)	15.01
Unvested at December 31, 2019	1,659,767	15.26

The total fair value of RSUs vested during the years ended December 31, 2017, 2018 and 2019 was $12,091, $10,242 and $10,733, respectively.